iShares®

iShares Trust

Supplement dated December 16, 2016

to the Statement of Additional Information (the “SAI”) dated December 1, 2016 for the iShares MSCI China A ETF (CNYA) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI for the Fund.

The table showing the Business Days (as defined in the SAI for the Fund) in calendar year 2017 on which the Fund anticipates exercising its right to reject any creation orders for shares under the “Acceptance of Orders for Creation Units” section of the SAI on page 60 is hereby deleted and replaced with the following:

2017

January 27	April 4	October 3
January 30	April 5	October 4
January 31	April 17	October 5
February 1	May 1	October 6
February 2	May 3	October 9
February 3	May 30	October 10
April 3	October 2	December 26

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

IS-A-CNYASAI-121616

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